Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	NEPT
Entity Registrant Name	Neptune Technologies & Bioressources Inc.
Entity Central Index Key	0001401395
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	78,804,212